EFMT DEPOSITOR LLC abs-15g

Exhibit 99.06 - Schedule 1

ATR QM Data Fields
Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	2091188	Not covered/exempt	No	No
1